Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

Aware Ultra-Short Duration Enhanced Income ETF
(AWTM)
Listed on NYSE Arca, Inc.
December 28, 2020
Supplement to the
Prospectus, Statement of Additional Information (“SAI”), and Summary Prospectus
each dated March 31, 2020
Effective December 31, 2020, Aware Asset Management, Inc. will no longer serve as a sub-adviser to the Aware Ultra-Short Duration Enhanced Income ETF (the “Fund”).
Toroso Investments, LLC (the “Adviser”) will continue to serve as the Fund’s investment adviser. All references to Aware Asset Management, Inc., as the Fund’s sub-adviser, and all references to the “Sub-Adviser,” are removed in their entirety or replaced with the “Adviser”, as applicable.
John E. Kaprich, CFA, Andrea M. Roemhildt, CPA, and Stephen J. Smitley will no longer act as portfolio managers to the Fund. All references to Mr. Kaprich, Ms. Roemhildt, and Mr. Smitley are removed in their entirety.
Michael Venuto, Chief Investment Officer for the Adviser, and Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, will be the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund.
The disclosure under “Management - Portfolio Managers” in the Summary Prospectus is replaced with the following:
Management:
Portfolio Managers: The following individuals are jointly and primarily responsible for the day-to-day management of the Fund and have acted in this capacity since December 2020:
Michael Venuto, Chief Investment Officer at the Adviser
Charles A. Ragauss, CFA, Portfolio Manager at the Adviser
The disclosure under “Management - Portfolio Managers” in the Prospectus is replaced with the following:
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund and have acted in this capacity since December 2020.
Michael Venuto, Chief Investment Officer at the Adviser
Mr. Venuto is a co-founder and has been the Chief Investment Officer of the Adviser since 2012. Mr. Venuto is an ETF industry veteran with over a decade of experience in the design and implementation of ETF-based investment strategies. Previously, he was Head of Investments at Global X Funds where he provided portfolio optimization services to institutional clients. Before that, he was Senior Vice President at Horizon Kinetics where his responsibilities included new business development, investment strategy and client and strategic initiatives.

Charles A. Ragauss, CFA, Portfolio Manager at the Adviser
Mr. Ragauss serves as Portfolio Manager at the Adviser, having joined the Adviser in September 2020. Through the Adviser, Mr. Ragauss also provides support services to CSat Investment Advisory, L.P., doing business as Exponential ETFs (“Exponential”). Mr. Ragauss previously served as Chief Operating Officer and in other roles at Exponential from April 2016 to September 2020. Previously, Mr. Ragauss was Assistant Vice President at Huntington National Bank (“Huntington”), where he was Product Manager for the Huntington Funds and Huntington Strategy Shares ETFs, a combined fund complex of almost $4 billion in assets under management. At Huntington, he led ETF development bringing to market some of the first actively managed

ETFs. Mr. Ragauss joined Huntington in 2010. Mr. Ragauss attended Grand Valley State University where he received his Bachelor of Business Administration in Finance and International Business, as well as a minor in French. He is a member of both the National and West Michigan CFA societies and holds the CFA designation.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage, and the Portfolio Managers’ ownership of Shares.
CFA® is a registered trademark owned by the CFA Institute.
The Proxy Voting Policies section of the SAI is replaced with the following:
PROXY VOTING POLICIES
The Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”), which have been adopted by the Trust as the policies and procedures that will be used when voting proxies on behalf of the Fund.
In the absence of a conflict of interest, the Adviser will generally vote “for” routine proposals, such as the election of directors, approval of auditors, and amendments or revisions to corporate documents to eliminate outdated or unnecessary provisions. Unusual or disputed proposals will be reviewed and voted on a case-by-case basis. The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.
The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.
When available, information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (866) 539‑9530 and (2) on the SEC’s website at www.sec.gov.
The Portfolio Managers section of the SAI is replaced with the following:
PORTFOLIO MANAGERS
The Fund is managed by Michael Venuto, Chief Investment Officer at the Adviser, and Charles A. Ragauss, CFA, Portfolio Manager at the Adviser.
Other Accounts. In addition to the Fund, the portfolio managers managed the following other accounts as of September 30, 2020:
Michael Venuto

Type of Accounts	Total Number of Accounts	Total Assets of Accounts	Total Number of Accounts Subject to a Performance-Based Fee	Total Assets of Accounts Subject to a Performance-Based Fee
Registered Investment Companies	12	$2,268,534,817	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	505	$265,210,821	0	$0

Charles A. Ragauss, CFA

Type of Accounts	Total Number of Accounts	Total Assets of Accounts	Total Number of Accounts Subject to a Performance-Based Fee	Total Assets of Accounts Subject to a Performance-Based Fee
Registered Investment Companies	13	$1,817,634,883	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Compensation
Mr. Venuto is compensated by the Adviser with a base salary and a profit sharing plan. He is not directly compensated for his work with respect to the Fund. Mr. Venuto is an equity owner of the Adviser and therefore benefits indirectly from the revenue generated from the Fund’s Advisory Agreement with the Adviser. Mr. Ragauss is compensated by the Adviser with a fixed salary and discretionary bonus based on the financial performance and profitability of the Adviser.
Share Ownership
The Fund is required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this supplement, no Shares were owned by the portfolio managers.
Conflicts of Interest
The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the firms manage are fairly and equitably allocated.

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